Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 23, 2015
Registrant Name	dei_EntityRegistrantName	USCF ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001597389
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	uscf
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 23, 2015
Prospectus Date	rr_ProspectusDate	Oct. 23, 2015
Stock Split Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STOCK SPLIT INDEX FUND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stock Split Index Fund® (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the 2 For 1 Index® (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. For the fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 57%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commission that investors may pay to buy and sell shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” - or indexing - investment approach designed to track the performance, before fees and expenses, of the Index. The Fund generally, will invest in substantially all of the securities in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in cash and cash equivalents or money market instruments.

The Index is an equally-weighted index, rebalanced monthly, comprised of companies listed on a U.S. stock exchange (“U.S. Exchange”), such as the New York Stock Exchange (“NYSE”) and NASDAQ Global Market, that have recently announced a stock split, or have recently undergone a stock split of two new shares for every one existing share (or, in some cases, an exchange ratio of greater than two shares for one share). Under normal market circumstances, the Index will consist of 30 stocks. The Fund is non-diversified. The Index can consist of both domestic and foreign stock, as long as such stock is traded on a U.S. Exchange. The Index is comprised only of common stock. The Index is based on the model portfolio of the stocks of companies that have recently announced a stock split or have recently split as published each month in the “2 for 1 Newsletter” (the “Newsletter”). The Newsletter is an investment newsletter that publishes research and analysis, including a model portfolio (the “Model Portfolio”), on U.S. listed stock that have recently announced a split or have recently split. The Newsletter has been published monthly since 1996.

The Newsletter and the Index typically add one new company’s stock each month to the list of companies and typically remove one company’s stock from the list. The stock being added will be a stock that has recently undergone or announced a stock split, usually within the last month or two of its inclusion. The stock being removed is typically the stock that has been in the portfolio the longest. As a result, under most circumstances, a stock will remain in the portfolio for no more than 30 months. The stocks selected may be from a wide range of industries and from a wide range of market capitalizations.

The Index is sponsored by Neil Macneale, Inc. (the “Index Provider”). The Index Provider is also the publisher of the Newsletter and has been since 1996. Neither the Index Provider nor the Newsletter is a registered investment adviser. The Index’s daily values will be compiled and distributed by NYSE Arca, Inc. (the “Index Calculation Agent”). Neither the Index Provider nor the Index Calculation Agent is affiliated with the USCF ETF Trust (the “Trust”), the Fund, USCF Advisers LLC (the “Adviser”) or the Distributor (as defined below) or with any affiliate of these companies. The Index Calculation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities of the Index. The Index Calculation Agent publishes information regarding the market value of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Strategy Risks. The Fund’s investment strategy is to invest in the stocks included in the Index, as noted in the Principal Investment Strategies of the Fund above. The Index consists solely of stocks that have recently experienced or announced a stock split. Also, as noted above, the Fund may invest in other instruments, including cash, cash equivalents or money market instruments. Accordingly, the Fund’s investment strategy involves the following risks, some of which relate to the nature of the Fund (e.g., concentration and non-correlation risk), and some of which relate to the specific stock in which the Fund invests.

Passive Investment Risk. The Fund does not attempt to outperform the Index or take defensive positions in declining markets.

Concentration and Diversification Risk. The Fund’s investment strategy of investing in the stocks included in the Index may also lead to concentration risk and non-diversification risk. This is because the Fund will invest principally in stocks included in the Index without regard to whether holding a portfolio of the stocks of only thirty companies presents adequate diversification among individual companies, and without regard to whether its investments are overly-concentrated in particular asset classes or industry sectors.

Sector Risks:

Consumer Discretionary Investing. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns.

Consumer Staples Investing. The consumer staples sector consists of, for example, companies whose primary lines of business are food, beverage and other household items. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global economic conditions.

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Health Care Investing. The health care sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Industrial Investing. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies.

Information Technology Investing. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

Utilities Investing. The utilities sector is subject to a number of risks, including decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs. The utilities sector also is typically sensitive to changes in interest rates.

Capitalization Risks:

Small-Capitalization Investing. Small-capitalization stocks typically carry additional risks since smaller companies generally have a higher risk of failure. Their stocks are subject to a greater degree of volatility, trade in lower volume and may be less liquid.

Mid-Capitalization Investing. Similar to the risks of small-capitalization stocks, mid-capitalization stocks typically carry additional risks since smaller companies generally have a higher risk of failure. Their stocks are subject to a greater degree of volatility, trade in lower volume and may be less liquid.

Large-Capitalization Investing. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities. Foreign securities, even those traded on U.S. Exchanges, are subject to different risks because the companies abroad are subject to various regulatory, legal, and tax regimes, that can have very different consequences. Also, foreign companies are much more likely to be influenced by market forces that may not impact U.S. companies. Various countries in Europe and elsewhere have continued to suffer from the financial crisis and financial markets abroad are still volatile and place extra risk and stress on foreign companies.

Cash, Cash Equivalents, and Money Market Instruments. The risk that, to the extent the Fund’s cash held in bank deposit accounts exceeds federally insured limits, the Fund could experience losses if banks fail. In addition, there is some risk that investments held in money market instruments can suffer losses. Also, at any particular time that the Fund’s assets include cash, cash equivalents and money market instruments, the Fund’s returns may inadequately track the return that could have been generated by stocks of the Index. Such a potential negative impact on correlation may be exacerbated when the prevailing interest rates differ from the return of the Index.

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Common Stock. The market value of shares of common stock can be volatile and change quickly. Common stock has the potential for loss.

Correlation Risk. As with all index funds, the performance of the Fund may not closely track the performance of the Index for a variety of reasons.

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more (or less) than NAV when buying shares of the Fund in the secondary market, or receive more (or less) than NAV when selling those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Fluctuation of Net Asset Value. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the NYSE Arca, Inc. (the “Listing Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV.

Limited Operating History Risk. As a fund with limited operating history, there can be no assurance that the Fund will grow to or maintain an economically viable size. In this case, the Fund may experience more difficulty achieving its investment objectives or the Fund may ultimately liquidate at an inopportune time for investors. A liquidation of the Fund may also result in adverse tax consequences. The Adviser also has limited experience managing an equity ETF.

Secondary Market Risk. Although the Fund’s shares are listed for trading on the Listing Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Concentration and Diversification Risk. The Fund’s investment strategy of investing in the stocks included in the Index may also lead to concentration risk and non-diversification risk. This is because the Fund will invest principally in stocks included in the Index without regard to whether holding a portfolio of the stocks of only thirty companies presents adequate diversification among individual companies, and without regard to whether its investments are overly-concentrated in particular asset classes or industry sectors.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is presented because the Fund does not have a full calendar year of performance history. Performance information for the Fund will be provided once it has annual returns for a full calendar year (i.e., January 1, 2015 through December 31, 2015, as the Fund was launched on September 15, 2014). Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented because the Fund does not have a full calendar year of performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Stock Split Index Fund | Stock Split Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	tofr
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.93%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.48%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.93%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	794
5 Years	rr_ExpenseExampleYear05	1,555
10 Years	rr_ExpenseExampleYear10	$ 3,560

[1]	Other Expenses have been restated to reflect current fees.
[2]	USCF Advisers LLC (the "Adviser") has contractually agreed to waive or reduce its fees and to reimburse the Fund for its expenses until October 31, 2016, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) of the Fund are limited to 0.55% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Adviser. The Adviser is permitted to recoup from the Fund previously waived advisory fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause the Fund's Operating expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed.